EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

(Number of common shares in thousands)	Years ended December 31,
	2017	2016
Basic weighted average shares outstanding:	1,246,619	1,227,007
Weighted average shares dilution adjustments:
Stock options	1,606	—
Restricted shares	3,905	—
Restricted performance shares	4,915	—

Diluted weighted average shares outstanding	1,257,045	1,227,007

Weighted average shares dilution adjustments - exclusions: (a)
Stock options (b)	7,199	12,429
Restricted shares	—	3,625
Restricted performance shares	—	4,786

(a)	These adjustments were excluded, as they are anti-dilutive.
(b)

Anti-dilutive stock options were determined using the Company’s average share price for the year.  For the years ended December 31, 2017 and 2016, the average share price used was $4.00 and $3.91, respectively.